Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,235	$ 12,226
Accounts receivable, net	30
Research and development tax credit receivable	1,121	1,070
Prepaid expenses and other current assets	1,056	802
Total current assets	6,442	14,098
Property, plant and equipment, net	602	802
Right-of-use assets, net	475	154
Other assets, non-current	6	6
Total assets	7,525	15,060
Current liabilities
Accounts payable and accrued expenses	931	1,423
Lease liabilities, current	206	87
Income taxes payable	22
Other current liabilities	244
Total current liabilities	1,403	1,510
Lease liabilities, non-current	239	28
Total liabilities	1,642	1,538
Commitments and contingencies (Note 8)
Stockholders' Equity
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, zero shares issued and outstanding, at December 31, 2022 and December 31, 2021, respectively
Common stock, par value $0.0001 per share, 300,000,000 shares authorized, 26,984,996 and 25,554,309 shares issued and outstanding, at December 31, 2022 and December 31, 2021, respectively	3	3
Additional paid-in capital	92,930	89,954
Accumulated other comprehensive loss	(483)	(1,363)
Accumulated deficit	(86,567)	(75,072)
Total stockholders' equity	5,883	13,522
Total liabilities and stockholders' equity	$ 7,525	$ 15,060